Deposits and other borrowings	12 Months Ended
Sep. 30, 2024
Deposits and other borrowings
Deposits and other borrowings

Deposits and other funding arrangements

Note 12. Deposits and other borrowings

Accounting policy

Deposits and other borrowings are initially recognised at fair value and subsequently either measured at amortised cost using the effective interest method or at fair value.
Deposits and other borrowings are designated at fair value if they are managed on a fair value basis, reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised in the income statement. The change in the fair value that is attributable to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.
Interest expense incurred is recognised in net interest income using the effective interest method. Non-interest bearing relates to instruments which do not carry an entitlement to interest.

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Australia
Certificates of deposit	33,215	32,947	33,215	32,947
Non-interest bearing, repayable at call[a]	128,705	120,354	128,705	120,354
Other interest bearing - transactions[a]	110,393	114,097	110,393	114,097
Other interest bearing - savings[a]	197,415	179,110	197,415	179,110
Other interest bearing term	157,282	144,220	157,282	144,220
Total Australia	627,010	590,728	627,010	590,728
New Zealand
Certificates of deposit	1,711	2,247	-	-
Non-interest bearing, repayable at call[a]	10,287	11,514	-	-
Other interest bearing - transactions[a]	8,815	8,160	-	-
Other interest bearing - savings[a]	17,854	18,796	-	-
Other interest bearing term	36,245	35,827	-	-
Total New Zealand	74,912	76,544	-	-
Other overseas
Certificates of deposit	11,948	12,023	11,948	12,023
Non-interest bearing, repayable at call	1,193	1,358	503	548
Other interest bearing - transactions	736	789	532	573
Other interest bearing - savings	987	1,003	892	883
Other interest bearing term	3,703	5,723	3,596	5,602
Total other overseas	18,567	20,896	17,471	19,629
Total deposits and other borrowings	720,489	688,168	644,481	610,357

a.

In 2024, certain deposit products were reclassified between Savings and Transactions to align with how they are marketed to customers. The Group has also revised the attribution of certain deposit products between interest bearing and non-interest bearing. Comparatives have been revised to align with current period presentation.

Note 12. Deposits and other borrowings (Continued)

Uninsured time deposits

Uninsured time deposits are deposits that are not covered by a government based deposit insurance scheme and which have contractual impediments on withdrawal. For Westpac, this encompass certificates of deposits and term deposits that are in excess of, or ineligible for, the Australian Government’s Financial Claims Scheme (FCS) limit. The table below shows the time deposits by categories and remaining maturity:

Consolidated		Over 3 months to	Over 6 months to
$m	Up to 3 months	6 months	1 year	Over 1 year	Total
Certificates of deposit in excess of insured amounts
Australia	11,627	20,405	1,161	22	33,215
New Zealand	1,532	170	9	-	1,711
Other overseas	2,129	4,742	5,077	-	11,948
Total certificates of deposit in excess of insured amounts	15,288	25,317	6,247	22	46,874
Term deposits in excess of insured amounts
Australia	61,500	23,100	28,351	8,025	120,976
New Zealand	14,463	12,914	6,848	2,020	36,245
Other overseas	1,722	927	944	108	3,701
Total term deposits in excess of insured amounts	77,685	36,941	36,143	10,153	160,922
Interbank term deposits in excess of insured amounts[a]
Australia	802	1,891	857	7	3,557
New Zealand	-	-	-	-	-
Other overseas	5	-	7	27	39
Total interbank term deposits in excess of insured amounts	807	1,891	864	34	3,596

a.	Interbank term deposits are included in Note 19.